Balance Sheets - Graphite Bio, Inc. (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	79,218,247	79,218,247
Common stock, issued (in shares)	9,915,013	9,915,013
Common stock, outstanding (in shares)	9,739,818	9,629,171
Graphite Bio, Inc.
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, issued (in shares)	58,008,396	58,221,760
Common stock, outstanding (in shares)	58,008,396	58,221,760